Annual Total Returns[BarChart] - Hartford Schroders International Stock Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.82%)	18.67%	20.28%	(5.74%)	(0.43%)	(1.57%)	29.43%	(12.64%)	24.85%	24.53%